Geographic information for offshore drilling operations (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Revenue per country
Country	2012	2013	2014
Ghana	$175,595	$-	$-
Norway	-	157,740	220,044
Brazil	233,569	353,397	581,635
Greenland	136	-	-
Ivory Coast	-	86,486	97,232
Tanzania	196,415	72,083	-
Angola	79,884	227,603	807,742
Namibia	33,212	-	-
Falkland	166,795	-	-
Equatorial Guinea	56,297	-	-
Gabon/ West Africa	-	81,104	-
South Africa	-	-	110,424
Liberia	-	55,601	-
Ireland	-	104,014	-
Sierra Leone	-	37,272	-
Other	-	4,950	-
Total leasing and service revenues	$941,903	$1,180,250	$1,817,077